Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities:
Net loss		$ (3,161,078)	$ (156,159)
Adjustments for items not affecting cash:
Depreciation and amortization		205,953	201,635
Share-based compensation		1,259,037	430,356
Net gain from disposal of fixed assets			(665,389)
Gain from settlement of student-deposit refunds with Renda	[1]		(1,200,000)
Impairment loss on football match		600,000
Deferred income tax expense		111,582	78,001
Changes in operating assets and liabilities
Accounts receivable and other receivable		789,499	(85,400)
Prepaid expenses		(926,627)	751,507
Operating lease – lease liabilities and right of use assets		47,421	90,190
Inventory		3,133	3,739
Accounts payable & accrued liabilities		761,967	1,238,366
Deferred revenue		(3,784,766)	(3,338,565)
Income tax receivable			356,862
Net cash used in operating activities		(4,093,879)	(2,294,857)
Cash Flows from Investing Activities:
Purchase of property and equipment		(16,974)
Proceeds from sale of fixed assets			1,498,000
Net cash (used in) provided from investing activities		(16,974)	1,498,000
Cash Flows from Financing Activities:
Loan repayment to third party		(350,000)
Net cash used in financing activities		(350,000)
Effect of exchange rate changes on cash and cash equivalents		13,272	(18,844)
Net decrease in cash, cash equivalents		(4,447,581)	(815,701)
Cash and cash equivalents and restricted cash, beginning of year		5,093,234	1,488,754
Cash and cash equivalents and restricted cash, end of period		645,653	673,053
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Non-cash investing activities - modification of operating lease right-of-use asset		18,814
Non-cash investing activities - modification of operating lease obligation		18,814
Non-cash investing activities – acquisition of operating lease right-of-used assets		347,970
Non-cash investing activities – assumption of operating lease obligation		$ 347,970

[1]	On March 1, 2025, the Company entered into an agreement with Renda whereby Renda assumed full responsibility for $1.2 million of student deposit refunds related to Miami University of Ohio (Regional Campuses), which were previously recorded in the Company’s accounts payable. Under this agreement, Renda will process and fulfill all refund requests directly, relieving the Company of this financial obligation.